Goodwill and impairment (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and impairment [Abstract]
Carrying Amount of Goodwill

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Non-current assets
Goodwill - at cost	598	617
Less: Impairment	(598)	(617)

Total goodwill	-	-

Disclosure of Impairment Loss and Reversal of Impairment Loss
Impairment recorded during the year ended 30 June 2023 comprised of the following:

	Year ended 30 June 2024	Year ended 30 June 2023
	US$’000	US$’000

Goodwill	-	603
Mining hardware	-	25,700
Mining hardware – Non-Recourse SPVs	-	64,824
Mining hardware prepayments	-	11,301
Mining hardware prepayments – Non-Recourse SPVs	-	1,660
Development assets	-	1,084

Impairment of assets	-	105,172